Earnings Per Share Attributable to Federated Investors, Inc. Shareholders (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings Per Share
The following table sets forth the computation of basic and diluted earnings per share using the two-class method for amounts attributable to Federated Investors, Inc. for the years ended December 31:

in thousands, except per share data	2012	2011	2010
Numerator – Basic
Net income attributable to Federated Investors, Inc.	$188,088	$150,906	$179,114
Less: Total income available to participating unvested restricted shareholders[1]	(8,400)	(4,922)	(6,443)
Total net income attributable to Federated Common Stock[2]	$179,688	$145,984	$172,671
Numerator – Diluted
Net income attributable to Federated Investors, Inc.	$188,088	$150,906	$179,114
Less: Total income available to participating unvested restricted shareholders[1]	(8,400)	(4,921)	(6,443)
Total net income attributable to Federated Common Stock[2]	$179,688	$145,985	$172,671
Denominator
Basic weighted-average common shares outstanding	100,313	100,609	99,925
Dilutive potential shares from stock options	0	23	68
Diluted weighted-average common shares outstanding	100,313	100,632	99,993
Earnings per share
Net income attributable to Federated Common Stock - Basic and Diluted[2]	$1.79	$1.45	$1.73

1	Income available to participating restricted shareholders includes dividends paid on unvested restricted shares and their proportionate share of undistributed earnings, if any.

2	Federated Common Stock excludes unvested restricted stock which are deemed participating securities in accordance with the two-class method of computing earnings per share.